Revenue	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue
Note 2. Revenue
Disaggregation of Revenues
Revenue by Major Product Line
The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Point in time revenues were immaterial for all periods presented in the condensed consolidated statements of operations. Revenue for the Company’s major product lines consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue by Product Line
Betting Technology, Content and Services	$56,862	$44,831	$121,602	$94,552
Media Technology, Content and Services	18,357	14,999	40,121	39,128
Sports Technology and Services	11,628	11,287	22,353	23,360

Total	$86,847	$71,117	$184,076	$157,040

Revenue by Geographic Market
Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue by geographical market:
Europe	$52,742	$43,901	$107,762	$88,141
Americas	29,396	21,422	66,640	57,450
Rest of the world	4,709	5,794	9,674	11,449

Total	$86,847	$71,117	$184,076	$157,040

In the three months ended June 30, 2023, the United States, Gibraltar and Malta represented 25%, 16% and 13% of total revenue, respectively. In the three months ended June 30, 2022, the United States, Gibraltar and Malta represented 23%, 17% and 12% of total revenue, respectively. In the six months ended June 30, 2023, the United States, Gibraltar and Malta represented 28%, 14% and 11% of total revenue, respectively. In the six months ended June 30, 2022, the United States, Gibraltar and Malta represented 30%, 14% and 11% of total revenue, respectively.
Revenues by Major Customers
No customers accounted for 10% or more of revenue in the three and six months ended June 30, 2023 and 2022.
Revenue from Other Sources
For the three and six months ended June 30, 2023 and 2022, revenue for the Sports Technology and Services product line includes an immaterial amount of revenue from other sources in relation to equipment rental income.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods and excludes constrained variable consideration. The Company has excluded contracts with an original expected term of one year or less and variable consideration allocated entirely to wholly unsatisfied promises that form part of a single performance obligation from the disclosure of remaining performance obligations.
Revenue allocated to remaining performance obligations was $437.6 million as of June 30, 2023. The Company expects to recognize approximately 63% in revenue within one year, and the remainder within the next 13 – 114 months.
During the three and six months ended June 30, 2023, the Company recognized revenue of $14.2 million and $32.2 million, respectively, for variable consideration related to revenue share contracts for Betting Technology, Content and Services.
Contract Balances
The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables (see Note 4 –
Accounts Receivable, Net
), contract assets, or contract liabilities (deferred revenue) on the Company’s condensed consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the rights to invoice and receive payment become unconditional.
As of June 30, 2023, the Company had $37.1 million contract assets and $41.6 million of contract liabilities, recognized as deferred revenue. As of December 31, 2022, the Company had $38.4 million of contract assets and $41.3 million of contract liabilities, recognized as deferred revenue.
The Company expects to recognize substantially all of the deferred revenue as of June 30, 2023 within the next 12 months.